Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Cost

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the six months ended June 30,
	2025	2024
Operating leases cost	$202,730	$230,495
Total	$202,730	$230,495

Supplemental cash flows information related to leases was as follows:

	For the six months ended June 30,
	2025	2024
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$185,800	$280,738

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities under operating leases as of June 30, 2025:

Lease Payments
For the remaining period of 2025	210,993
2026	421,986
2027	274,248
Total lease payments	907,227
Less: imputed interest	35,271
Total	871,956
Less: current portion	397,266
Non-current portion	$474,690